FAIR VALUE MEASURMENTS (Tables)	6 Months Ended
Jun. 30, 2013
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Changes in Level 3 Liabilities Measured at Fair Value on a Recurring Basis
Fair value of embedded derivatives

Balance at January 1, 2012	$5,707

Fair value of Exchange Option within the 2012 proceeds under the second research and development arrangement	569
Change in fair value of Exchange Option and embedded derivatives within research and development arrangements	588

Balance at December 31, 2012 *)	6,864

Fair value of Exchange Option within the 2013 proceeds under the second research and development arrangement	4,756
Change in fair value of Exchange Option and embedded derivatives within research and development arrangements	(467)

Balance at June 30, 2013 (unaudited) *)	$11,153

*)
The amount on the balance sheets of the research and development funding arrangements and others includes also a mAb Participation Interest in the amount of $ 884 and $ 744 as of June 30, 2013 and December 31, 2012, respectively, and fair value of liability with respect to outstanding options to a non-employee in the amount of $0 and $ 264 as of June 30, 2013 and December 31, 2012, respectively.